Document and Entity Information	12 Months Ended
Jul. 11, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Aug 31, 2012
Document Effective Date	Aug 31, 2012
Prospectus Date	Jul 11, 2012

Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Supplement to the Prospectus

dated July 11, 2012

Supplement dated August 31, 2012

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section "How to Buy Shares — Sales Charges" on page 12 of this prospectus.

Shareholder fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Institutional Class
Maximum Sales Charge (load) Imposed on Purchases	5.75%	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	1.00%[1]	None
(as a % of amount redeemed)
Fee for Redemptions Paid by Wire	$15.00	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.63%	1.63%[2]	1.63%[2]
Acquired Fund Fees and Expenses[3]	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses[4]	3.42%	4.17%	3.17%
Fee Waiver/Expense Reimbursement	(1.94)%	(1.94)%	(1.94)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[5]	1.48%	2.23%	1.23%

[1]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[2]	Estimated for the first year of operations.
[3]	Acquired Fund Fees and Expenses are estimated. These fees are expected to increase as compared to the Fund's prior fiscal year, due to the Fund's change in investment strategy.
[4]

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]

Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect that, effective September 1, 2012, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2013, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired funds fees and expenses"). Prior to September 1, 2012, the expense cap was 1.50%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Jul 11, 2012
Supplement [Text Block]	vat4_SupplementTextBlock

Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Supplement to the Prospectus

dated July 11, 2012

Supplement dated August 31, 2012

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section "How to Buy Shares — Sales Charges" on page 12 of this prospectus.

Shareholder fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Institutional Class
Maximum Sales Charge (load) Imposed on Purchases	5.75%	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	1.00%[1]	None
(as a % of amount redeemed)
Fee for Redemptions Paid by Wire	$15.00	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.63%	1.63%[2]	1.63%[2]
Acquired Fund Fees and Expenses[3]	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses[4]	3.42%	4.17%	3.17%
Fee Waiver/Expense Reimbursement	(1.94)%	(1.94)%	(1.94)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[5]	1.48%	2.23%	1.23%

[1]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[2]	Estimated for the first year of operations.
[3]	Acquired Fund Fees and Expenses are estimated. These fees are expected to increase as compared to the Fund's prior fiscal year, due to the Fund's change in investment strategy.
[4]

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]

Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect that, effective September 1, 2012, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2013, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired funds fees and expenses"). Prior to September 1, 2012, the expense cap was 1.50%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Angel Oak Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat4_SupplementTextBlock

Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Supplement to the Prospectus

dated July 11, 2012

Supplement dated August 31, 2012

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section "How to Buy Shares — Sales Charges" on page 12 of this prospectus.

Shareholder fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Institutional Class
Maximum Sales Charge (load) Imposed on Purchases	5.75%	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	1.00%[1]	None
(as a % of amount redeemed)
Fee for Redemptions Paid by Wire	$15.00	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.63%	1.63%[2]	1.63%[2]
Acquired Fund Fees and Expenses[3]	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses[4]	3.42%	4.17%	3.17%
Fee Waiver/Expense Reimbursement	(1.94)%	(1.94)%	(1.94)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[5]	1.48%	2.23%	1.23%

[1]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[2]	Estimated for the first year of operations.
[3]	Acquired Fund Fees and Expenses are estimated. These fees are expected to increase as compared to the Fund's prior fiscal year, due to the Fund's change in investment strategy.
[4]

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[5]

Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect that, effective September 1, 2012, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2013, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired funds fees and expenses"). Prior to September 1, 2012, the expense cap was 1.50%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section "How to Buy Shares — Sales Charges" on page 12 of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2013
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the first year of operations.
Angel Oak Multi-Strategy Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.94%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.48%	[3]
Angel Oak Multi-Strategy Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.63%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.17%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.94%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.23%	[3]
Angel Oak Multi-Strategy Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.63%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.94%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[3]

[1]	Acquired Fund Fees and Expenses are estimated. These fees are expected to increase as compared to the Fund's prior fiscal year, due to the Fund's change in investment strategy.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect that, effective September 1, 2012, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2013, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired funds fees and expenses"). Prior to September 1, 2012, the expense cap was 1.50%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.
[4]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[5]	Estimated for the first year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Jul 11, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2012